Average Annual Total Returns	12 Months Ended	14 Months Ended		51 Months Ended		60 Months Ended	120 Months Ended	126 Months Ended	211 Months Ended	216 Months Ended	235 Months Ended	250 Months Ended	254 Months Ended	267 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	6.77%	[1]			(0.33%)	1.35%
S&P Target Date Retirement Income Index
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	11.86%	[1]			3.62%	4.14%
S&P Target Date 2010 Index
Prospectus [Line Items]
Average Annual Return, Percent	6.74%	12.06%	[2]			4.17%	4.66%
S&P Target Date 2015 Index
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	12.77%	[3]			4.56%	5.11%
S&P Target Date 2020 Index
Prospectus [Line Items]
Average Annual Return, Percent	8.09%	13.86%	[4]			4.88%	5.52%
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	30.97%	[5],[6]	13.86%	[7]	13.86%	12.55%
S&P Target Date 2025 Index
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	14.41%	[5]			5.55%	6.14%
S&P Target Date 2030 Index
Prospectus [Line Items]
Average Annual Return, Percent	9.90%	16.41%	[8]			6.46%	6.87%
S&P Target Date 2035 Index
Prospectus [Line Items]
Average Annual Return, Percent	11.38%	18.33%	[6]			7.44%	7.60%
S&P Target Date 2040 Index
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	20.18%	[9]			8.27%	8.19%
S&P Target Date 2045 Index
Prospectus [Line Items]
Average Annual Return, Percent	13.58%	21.14%	[10]			8.75%	8.54%
S&P Target Date 2050 Index
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	21.99%	[11]			9.06%	8.77%
S&P Target Date 2055 Index
Prospectus [Line Items]
Average Annual Return, Percent	14.32%	22.01%	[12]			9.11%	8.84%
S&P Target Date 2060 Index
Prospectus [Line Items]
Average Annual Return, Percent	14.44%	22.17%	[13]			9.14%	8.91%
S&P Target Date 2065+ Index
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	22.54%	[14]	10.17%	[7]
T. Rowe Price Retirement 2005 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.02%					4.65%	5.06%
Performance Inception Date												Feb. 27, 2004
T. Rowe Price Retirement 2005 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.64%					2.51%	3.29%
T. Rowe Price Retirement 2005 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.01%					3.09%	3.47%
T. Rowe Price Retirement 2005 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.22%	13.55%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2005 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.84%					4.40%	4.80%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2005 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	7.62%					4.13%	4.54%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2010 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.46%					5.00%	5.43%
Performance Inception Date														Sep. 30, 2002
T. Rowe Price Retirement 2010 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.04%					2.63%	3.42%
T. Rowe Price Retirement 2010 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.33%					3.37%	3.75%
T. Rowe Price Retirement 2010 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.71%	14.17%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2010 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.26%					4.75%	5.16%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2010 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	7.99%					4.49%	4.90%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2015 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.83%					5.41%	5.88%
Performance Inception Date												Feb. 27, 2004
T. Rowe Price Retirement 2015 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.48%					3.11%	3.83%
T. Rowe Price Retirement 2015 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.58%					3.71%	4.11%
T. Rowe Price Retirement 2015 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.98%	14.63%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2015 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.54%					5.14%	5.62%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2015 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	8.32%					4.88%	5.35%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2020 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.14%					5.73%	6.39%
Performance Inception Date														Sep. 30, 2002
T. Rowe Price Retirement 2020 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.74%					3.25%	4.34%
T. Rowe Price Retirement 2020 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.84%					3.97%	4.57%
T. Rowe Price Retirement 2020 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	9.29%	15.03%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2020 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.90%					5.48%	6.13%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2020 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	8.61%					5.22%	5.86%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2025 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.69%					6.34%	6.97%
Performance Inception Date												Feb. 27, 2004
T. Rowe Price Retirement 2025 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.37%					4.25%	5.21%
T. Rowe Price Retirement 2025 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.19%					4.54%	5.13%
T. Rowe Price Retirement 2025 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	9.91%	16.06%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2025 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.44%					6.07%	6.70%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2025 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	9.19%					5.81%	6.44%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2030 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.71%					7.06%	7.58%
Performance Inception Date														Sep. 30, 2002
T. Rowe Price Retirement 2030 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.66%					5.16%	5.87%
T. Rowe Price Retirement 2030 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.76%					5.19%	5.67%
T. Rowe Price Retirement 2030 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.92%	17.56%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2030 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.46%					6.79%	7.31%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2030 Fund- R Class
Prospectus [Line Items]
Average Annual Return, Percent	10.19%					6.53%	7.05%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2035 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.97%					7.86%	8.16%
Performance Inception Date												Feb. 27, 2004
T. Rowe Price Retirement 2035 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.26%					6.37%	6.67%
T. Rowe Price Retirement 2035 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.43%					5.90%	6.21%
T. Rowe Price Retirement 2035 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	19.24%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2035 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.67%					7.59%	7.89%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2035 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	11.34%					7.31%	7.62%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2040 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.13%					8.56%	8.65%
Performance Inception Date														Sep. 30, 2002
T. Rowe Price Retirement 2040 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.51%					7.05%	7.11%
T. Rowe Price Retirement 2040 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.17%					6.50%	6.63%
T. Rowe Price Retirement 2040 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	13.38%	20.72%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2040 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.84%					8.29%	8.38%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2040 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	12.58%					8.02%	8.11%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement 2045 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.93%					9.07%	8.98%
Performance Inception Date											May 31, 2005
T. Rowe Price Retirement 2045 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.42%					7.78%	7.60%
T. Rowe Price Retirement 2045 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.63%					6.97%	6.95%
T. Rowe Price Retirement 2045 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.21%	21.70%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2045 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.61%					8.79%	8.70%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2045 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	13.35%					8.53%	8.43%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2050 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.17%					9.19%	9.03%
Performance Inception Date										Dec. 29, 2006
T. Rowe Price Retirement 2050 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.72%					7.91%	7.68%
T. Rowe Price Retirement 2050 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.79%					7.07%	7.01%
T. Rowe Price Retirement 2050 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.39%	21.90%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2050 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.89%					8.91%	8.76%
Performance Inception Date										Dec. 29, 2006
T. Rowe Price Retirement 2050 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	13.63%					8.65%	8.50%
Performance Inception Date										Dec. 29, 2006
T. Rowe Price Retirement 2055 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.22%					9.16%	9.01%
Performance Inception Date										Dec. 29, 2006
T. Rowe Price Retirement 2055 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.80%					8.05%	7.81%
T. Rowe Price Retirement 2055 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.81%					7.07%	7.03%
T. Rowe Price Retirement 2055 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.55%	22.11%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2055 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.96%					8.88%	8.74%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2055 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	13.73%					8.62%	8.47%
Performance Inception Date									May 31, 2007
T. Rowe Price Retirement 2060 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.20%					9.15%	9.00%
Performance Inception Date								Jun. 23, 2014
T. Rowe Price Retirement 2060 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.77%					8.25%	8.09%
T. Rowe Price Retirement 2060 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.77%					7.09%	7.12%
T. Rowe Price Retirement 2060 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.53%	22.08%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2060 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.97%					8.89%	8.74%
Performance Inception Date								Jun. 23, 2014
T. Rowe Price Retirement 2060 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	13.63%					8.60%	8.47%
Performance Inception Date								Jun. 23, 2014
T. Rowe Price Retirement 2065 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.22%			9.42%
Performance Inception Date				Oct. 13, 2020
T. Rowe Price Retirement 2065 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.72%			8.58%
T. Rowe Price Retirement 2065 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.78%			7.25%
T. Rowe Price Retirement 2065 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.46%	22.00%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement 2065 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.02%			9.15%
Performance Inception Date				Oct. 13, 2020
T. Rowe Price Retirement 2065 Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	13.70%			8.87%
Performance Inception Date				Oct. 13, 2020
T. Rowe Price Retirement Balanced Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.93%					4.77%	5.08%
Performance Inception Date														Sep. 30, 2002
T. Rowe Price Retirement Balanced Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.49%					2.47%	3.25%
T. Rowe Price Retirement Balanced Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.93%					3.16%	3.50%
T. Rowe Price Retirement Balanced Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.10%	13.31%
Performance Inception Date		Nov. 13, 2023
T. Rowe Price Retirement Balanced Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.66%					4.50%	4.83%
Performance Inception Date													Oct. 31, 2003
T. Rowe Price Retirement Balanced Fund-R Class
Prospectus [Line Items]
Average Annual Return, Percent	7.31%					4.23%	4.55%
Performance Inception Date													Oct. 31, 2003

[1]	Return since 11/13/23.
[2]	Return since 11/13/23.
[3]	Return since 11/13/23.
[4]	Return since 11/13/23.
[5]	Return since 11/13/23.
[6]	Return since 11/13/23.
[7]	Return since 10/13/20.
[8]	Return since 11/13/23.
[9]	Return since 11/13/23.
[10]	Return since 11/13/23.
[11]	Return since 11/13/23.
[12]	Return since 11/13/23.
[13]	Return since 11/13/23.
[14]	Return since 11/13/23.